INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
INCOME TAXES
INCOME TAXES

NOTE 17       INCOME TAXES

The state of New Hampshire (NH) imposes a business profits tax (BPT) levied at the PNGTS level. As a result of the BPT, PNGTS recognizes deferred taxes related to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases. The deferred taxes at March 31, 2017 and December 31, 2016 relate primarily to utility plant. For the three months ended March 31, 2017 and 2016, the NH BPT effective tax rate was 3.8 percent for all periods and was applied to PNGTS’ taxable income.

The state income taxes of PNGTS are broken out as follows:

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017 (a)	2016 (a)

State income taxes
Current	1	8
Deferred	—	(7)

	1	1

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

NOTE 23 INCOME TAXES

The state of New Hampshire (NH) imposes a business profits tax (BPT) levied at the PNGTS level. As a result of the BPT, PNGTS recognizes deferred taxes related to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases. The deferred taxes at December 31, 2016, 2015 and 2014 relate primarily to utility plant. For the years ended December 31, 2016, 2015 and 2014, the NH BPT effective tax rate was 3.8 percent for all periods and was applied to PNGTS’ taxable income.

The state income taxes of PNGTS are broken out as follows:

Year ended December 31 (millions of dollars)	2016 (a)	2015 (a)	2014(a)

State income taxes
Current	1	(2)	3
Deferred	—	4	(1)

	1	2	2

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).